Concentration of Credit Risk (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable	$ 203,793		$ 239,652	$ 1,802,781
Sales	$ 1,468,621	$ 4,792,544	$ 15,279,859	$ 25,990,228
Accounts Receivable [Member]
Concentration customers			seven customers	one customer
Accounts receivable				$ 268,768
Accounts Receivable [Member] | Maximum [Member]
Concentration risk percentage			10.00%	10.00%
Accounts receivable			$ 177,200
Accounts Receivable [Member] | Minimum [Member]
Accounts receivable			$ 27,729
Sales Revenue, Net [Member]
Concentration customers			one other customer	No other customer
Concentration risk percentage				10.00%
Sales			$ 1,536,050
Sales Revenue, Net [Member] | Canadian Distributor [Member]
Concentration country			Canada
Sales			$ 2,912,525	$ 3,847,310
Sales Revenue, Net [Member] | Maximum [Member]
Concentration risk percentage			10.00%
Sales Revenue, Net [Member] | Maximum [Member] | Canadian Distributor [Member]
Concentration risk percentage			10.00%